ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	Oct. 14, 2025	Jun. 30, 2026	Dec. 31, 2025	Oct. 28, 2025
Business Combination [Line Items]
Carrying amount of the redeemable NCI		$ 0	$ 0
Bridge Health
Business Combination [Line Items]
Equity interests ownersip acquired		100.00%		100.00%
Milestone payments for development and regulatory milestones				$ 3,900
VIS-101 | AffaMed
Business Combination [Line Items]
Payment for ex-China rights to VIS-101	$ 5,000
Carrying amount of the redeemable NCI		$ 0	$ 0